                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/08

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:PAR Capital Management, Inc.

Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gina DiMento
Title: Vice President
Phone: 617-526-8990

Signature, Place, and Date of Signing:


Gina DiMento                                 Boston, MA             5/15/08
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         91
Form 13F Information Table Value Total: $1,616,205
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                    FORM 13F

As of March 31, 2008     Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

                                                                  (SEC USE ONLY)

                                                                                        ITEM 6:
                                                                                 INVESTMENT DISCRETION
                                                                    ITEM 5:      ---------------------
                                                                   SHARES OF             (B)                           ITEM 8
                                                              ------------------       SHARED                     VOTING AUTHORITY
                                                                            SHR/        -AS             ITEM 7:       (SHARES)
                                      ITEM 3:      ITEM 4:                  PRN/       DEFINED   (C)   MANAGERS --------------------
        ITEM 1:           ITEM 2:      CUSIP     FAIR MARKET    PRINCIPAL   PUT/  (A)    IN    SHARED-    SEE     (A)      (B)   (C)
    NAME OF ISSUER    TITLE OF CLASS   NUMBER       VALUE         AMOUNT    CALL SOLE INSTR. V  OTHER  INSTR. V   SOLE   SHARED NONE
    --------------    -------------- --------- -------------- ------------- ---- ---- -------- ------- -------- -------- ------ ----
Activision Inc.           Common     004930202   1,365,500.00     50,000.00 SHR    X                               50000
Airtran Holdings,
   Inc.                   Common     00949P108  36,027,420.00  5,458,700.00 SHR    X                             5458700
Allegiant Travel
   Company                Common     01748X102  72,989,635.72  2,762,666.00 SHR    X                             2762666
Allot
   Communications Ltd     Common     M0845Q105     470,013.60    195,839.00 SHR    X                              195839
AmDocs Limited            Common     G02602103   1,418,000.00     50,000.00 SHR    X                               50000
AmerisourceBergen
   Corp                   Common     03073E105  42,221,694.00  1,030,300.00 SHR    X                             1030300
AMR Corp                  Common     001765106   9,020,000.00  1,000,000.00 SHR    X                             1000000
ARM Holdings PLC       Sponsored ADR 04206B106  11,973,440.00  2,272,000.00 SHR    X                             2272000
Asia Pacific Wire &
   Cable Ltd              Common     G0535E106   3,782,724.00    687,768.00 SHR    X                              687768
ASML Holding NV           Common     N07059186  12,826,770.00    517,000.00 SHR    X                              517000
Bally
   Technologies Inc       Common     05874B107  50,833,502.00  1,480,300.00 SHR    X                             1480300
Blockbuster Inc.      Class A Common 093679108   4,727,000.00  1,450,000.00 SHR    X                             1450000
Bluefly Inc               Common     096227103     610,466.34  1,326,524.00 SHR    X                             1326524
Boyd Gaming
   Corporation            Common     103304101   6,334,000.00    316,700.00 SHR    X                              316700
Cbeyond
   Communications,
   Inc.                   Common     149847105   7,786,012.30    414,370.00 SHR    X                              414370
CKE Restaurants           Common     12561E105   5,610,000.00    500,000.00 SHR    X                              500000
Charter
   Communications     Class A Common 16117M107     213,000.00    250,000.00 SHR    X                              250000
Clear Channel
   Communications         Common     184502102 175,320,000.00  6,000,000.00 SHR    X                             6000000
Coho, Inc.                Common     192576106   1,287,000.00     79,200.00 SHR    X                               79200
Conexant Systems Inc      Common     207142100   2,523,344.39  4,351,344.00 SHR    X                             4351344
Continental Airlines
   Inc.               Class B Common 210795308   3,326,790.00    173,000.00 SHR    X                              173000
Cypress Semiconductor
   Corp                   Common     232806109  14,874,300.00    630,000.00 SHR    X                              630000
Daystar Technologies
   Inc.                   Common     23962Q100      93,240.00     31,500.00 SHR    X                               31500
Delta Air Lines, Inc.     Common     247361702  16,817,661.20  1,955,542.00 SHR    X                             1955542
Dish Network Corp     Class A Common 25470M109  28,730,000.00  1,000,000.00 SHR    X                             1000000
Echostar
   Communications     Class A Common 278762109   7,385,000.00    250,000.00 SHR    X                              250000
Espeed Inc.               Common     296643109  18,618,314.88  1,596,768.00 SHR    X                             1596768
Expedia Inc.              Common     30212P105  55,658,017.47  2,542,623.00 SHR    X                             2542623
ExpressJet Holdings
   Inc.               Class A Common 30218U108   6,476,356.59  2,462,493.00 SHR    X                             2462493
Flextronics
   International Ltd      Common     Y2573F102      93,054.90      9,910.00 SHR    X                                9910

                                    FORM 13F

As of March 31, 2008     Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

                                                                  (SEC USE ONLY)

                                                                                        ITEM 6:
                                                                                 INVESTMENT DISCRETION
                                                                    ITEM 5:      ---------------------
                                                                   SHARES OF             (B)                           ITEM 8
                                                              ------------------       SHARED                     VOTING AUTHORITY
                                                                            SHR/        -AS             ITEM 7:       (SHARES)
                                      ITEM 3:      ITEM 4:                  PRN/       DEFINED   (C)   MANAGERS --------------------
        ITEM 1:           ITEM 2:      CUSIP     FAIR MARKET    PRINCIPAL   PUT/  (A)    IN    SHARED-    SEE     (A)      (B)   (C)
    NAME OF ISSUER    TITLE OF CLASS   NUMBER       VALUE         AMOUNT    CALL SOLE INSTR. V  OTHER  INSTR. V   SOLE   SHARED NONE
    --------------    -------------- --------- -------------- ------------- ---- ---- -------- ------- -------- -------- ------ ----
Formfactor Inc.           Common     346375108   6,780,843.80    355,018.00 SHR    X                              355018
Google Inc                Common     38259P508  22,023,500.00     50,000.00 SHR    X                               50000
Guidance Software
   Inc.                   Common     401692108   4,370,956.25    488,375.00 SHR    X                              488375
Hawaiian Holdings Inc     Common     419879101   7,980,000.00  1,330,000.00 SHR    X                             1330000
Hittite Microwave
   Corp                   Common     43365Y104  15,293,554.00    408,700.00 SHR    X                              408700
IAC/Interactive Corp      Common     44919P300   3,633,000.00    175,000.00 SHR    X                              175000
I C Isaacs & Co Inc       Common     464192103     664,254.50  1,459,900.00 SHR    X                             1459900
Intersil Corp         Class A Common 46069S109   9,111,566.50    354,950.00 SHR    X                              354950
Jetblue Airways Corp      Common     477143101   8,571,820.00  1,477,900.00 SHR    X                             1477900
LDK Solar Co Ltd       Sponsored ADR 50183L107   4,320,000.00    160,000.00 SHR    X                              160000
LDK Solar Co Ltd       Sponsored ADR 50183L107   2,700,000.00    100,000.00 PUT    X                              100000
Leadis Technology
   Inc.                   Common     52171N103     114,433.56     59,292.00 SHR    X                               59292
Leapfrog Enterprises
   Inc.               Class A Common 52186N106   1,726,178.40    244,848.00 SHR    X                              244848
Lodgenet
   Entertainment
   Corporation            Common     540211109   6,090,000.00  1,000,000.00 SHR    X                             1000000
Majesco Holdings Inc.     Common     560690208     460,040.00    400,000.00 SHR    X                              400000
Marchex Inc.              Common     56624R108  39,920,000.00  4,000,000.00 SHR    X                             4000000
Marvell Technology
   Group Ltd              Common     G5876H105  17,394,530.56  1,598,762.00 SHR    X                             1598762
Mattson Technology
   Inc.                   Common     577223100     437,054.94     71,766.00 SHR    X                               71766
Mediacom
   Communications
   Corp               Class A Common 58446K105   2,073,637.00    478,900.00 SHR    X                              478900
Meridian Resources
   Corp                   Common     58977Q109   5,575,905.92  3,767,504.00 SHR    X                             3767504
Microsoft Corp            Common     594918104   1,419,000.00     50,000.00 SHR    X                               50000
Merrill Lynch & Co,
   Inc.                   Common     590188108   3,835,263.60     94,140.00 SHR    X                               94140
Morgan Stanley            Common     617446448   4,780,220.00    104,600.00 SHR    X                              104600
Mosys Inc                 Common     619718109   2,266,764.00    519,900.00 SHR    X                              519900
Multimedia Games Inc.     Common     749938106   7,771,601.04  1,455,356.00 SHR    X                             1455356
Nintendo Co. LTD ADR      Common     654445303   5,493,222.02     85,100.00 SHR    X                               85100
Northwest Airlines
   Corp                   Common     667280408  10,797,556.37  1,201,063.00 SHR    X                             1201063
Odyssey Healthcare
   Inc.                   Common     67611V101   7,858,800.00    873,200.00 SHR    X                              873200
Ohio Art Co               Common     677143109     334,125.00     40,500.00 SHR    X                               40500
Opentv Corp           Class A Common G67543101      79,650.00     67,500.00 SHR    X                               67500
Orbitz Worldwide,
   Inc.                   Common     68557K109  92,052,907.96 13,360,364.00 SHR    X                            13360364
Penn National Gaming
   Inc.                   Common     707569109  43,713,557.52    999,624.00 SHR    X                              999624

                                    FORM 13F

As of March 31, 2008     Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

                                                                  (SEC USE ONLY)

                                                                                        ITEM 6:
                                                                                 INVESTMENT DISCRETION
                                                                    ITEM 5:      ---------------------
                                                                   SHARES OF             (B)                           ITEM 8
                                                              ------------------       SHARED                     VOTING AUTHORITY
                                                                            SHR/        -AS             ITEM 7:       (SHARES)
                                      ITEM 3:      ITEM 4:                  PRN/       DEFINED   (C)   MANAGERS --------------------
        ITEM 1:           ITEM 2:      CUSIP     FAIR MARKET    PRINCIPAL   PUT/  (A)    IN    SHARED-    SEE     (A)      (B)   (C)
    NAME OF ISSUER    TITLE OF CLASS   NUMBER       VALUE         AMOUNT    CALL SOLE INSTR. V  OTHER  INSTR. V   SOLE   SHARED NONE
    --------------    -------------- --------- -------------- ------------- ---- ---- -------- ------- -------- -------- ------ ----
Pharmarica
   Corporation            Common     71714F104   8,319,797.00    502,100.00 SHR    X                              502100
Planetout Inc.            Common     727058109     680,584.32    185,952.00 SHR    X                              185952
Pozen Inc.                Common     73941U102  13,642,006.56  1,316,796.00 SHR    X                             1316796
Priceline Inc.            Common     741503403 286,160,222.00  2,367,700.00 SHR    X                             2367700
Pure Cycle Corp New       Common     746228303  17,101,225.66  3,070,238.00 SHR    X                             3070238
QLT Inc.                  Common     746927102   1,073,165.00    302,300.00 SHR    X                              302300
Realnetworks, Inc.        Common     75605L104  24,427,425.48  4,263,076.00 SHR    X                             4263076
Sandisk Corp              Common     80004C101   5,642,500.00    250,000.00 SHR    X                              250000
Shutterfly Inc.           Common     82568P304  10,081,860.00    678,000.00 SHR    X                              678000
Spectrum Control Inc.     Common     847615101     495,442.98     58,563.00 SHR    X                               58563
Starent Networks Corp     Common     85528P108   7,911,000.00    586,000.00 SHR    X                              586000
Sunair Electronics
   Inc                    Common     867017105   2,242,793.85    879,527.00 SHR    X                              879527
Supertex Inc.             Common     868532102   7,419,871.81    363,541.00 SHR    X                              363541
Synaptics Inc.            Common     87157D109   7,990,582.32    334,614.00 SHR    X                              334614
Tejas Incorporated        Common     879077105     131,867.40    188,382.00 SHR    X                              188382
Teradyne Inc.             Common     880770102   4,720,842.00    380,100.00 SHR    X                              380100
Teradyne Inc.             Common     880770102     724,086.00     58,300.00 PUT    X                               58300
Terra Nova Financial
   Group, Inc.            Common     88102L204   3,085,030.00  2,373,100.00 SHR    X                             2373100
THQ Inc.                  Common     872443403   1,090,000.00     50,000.00 SHR    X                               50000
Tivo Inc.                 Common     888706108  39,420,000.00  4,500,000.00 SHR    X                             4500000
Trump Entertainment
   Resorts Inc.           Common     89816T103   4,937,565.60  1,371,546.00 SHR    X                             1371546
Tucows Inc.               Common     898697107   1,053,288.00  1,755,480.00 SHR    X                             1755480
UAL Corporation           Common     902549807  15,991,192.20    742,740.00 SHR    X                              742740
UnitedHealth Group,
   Inc.                   Common     91324P102 108,234,000.00  3,150,000.00 SHR    X                             3150000
Universal Health
   Services Inc.      Class B Common 913903100  70,073,288.74  1,305,146.00 SHR    X                             1305146
US Airways Group          Common     90341W108   2,392,201.35    268,485.00 SHR    X                              268485
Vonage Holdings Corp      Common     92886T201   8,077,470.00  4,366,200.00 SHR    X                             4366200
Website Pros Inc          Common     94769V105  21,720,653.07  2,209,629.00 SHR    X                             2209629
Webzen Inc.             Common ADR   94846M102     863,136.12    280,239.00 SHR    X                              280239
Yahoo, Inc.               Common     984332106   1,446,500.00     50,000.00 SHR    X                               50000